Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other current assets
Schedule of other current assets

At December 31, 2022 and 2021, other current assets consisted of the following:

Other current assets

in € THOUS

	2022	2021

Payments on account	199,736	182,239
Debt securities	169,983	136,362
Income tax receivable	143,782	177,150
Other tax receivable	125,762	109,586
Prepaid insurance	27,652	21,160
Receivables for supplier rebates	23,920	20,662
Derivatives	19,777	3,417
Notes receivable	18,304	18,873
Deposit / guarantee / security	17,843	22,822
Prepaid rent	15,543	14,237
Loans to customers or suppliers	5,494	8,990
Other	151,316	160,653
Other current assets	919,112	876,151